Shareholders’ Equity/(Deficit) (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
	Jul. 18, 2025	Sep. 30, 2025	Mar. 31, 2025	Jan. 07, 2025
Subsidiary, Sale of Stock [Line Items]
Ordinary share, shares authorized		168,000,000	168,000,000	168,000,000
Ordinary share voting rights, description		Each holder of ordinary shares shall be entitled to one vote for each share held as of the record date
Ordinary share, shares issued		45,960,000	42,210,000	42,210,000
Ordinary share, shares outstanding		45,960,000	42,210,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares	3,750,000
Sale of stock, price per share	¥ 4.00
Proceeds from issuance initial public offering	¥ 1,521,213